REVENUES (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Schedule of breakdown of revenues according to product groups
	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands

WatchPAT and other related services	$22,384	$18,105	$15,697
Endo PAT and other related services	1,805	2,596	2,743
	$24,189	$20,701	$18,440

Schedule of breakdown of revenues by geographical regions
	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands

United States and Canada	$17,582	$14,764	$13,343
Japan	3,374	2,965	2,161
Europe	1,885	1,746	1,542
Asia Pacific (excluding Japan)	849	759	1,017
Israel	281	260	268
Others	218	207	109
	$24,189	$20,701	$18,440

Schedule of revenue from major customers
	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands

Customer A	$4,571	$3,622	$3,549
Customer B	3,229	2,621	2,119
Customer C	2,870	2,510	2,096
	$10,670	$8,753	$7,764